ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)			1 Months Ended	12 Months Ended
	Jun. 26, 2020 item $ / shares shares	May 21, 2020 USD ($) item $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 30, 2022 CNY (¥) Y	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥) Y shares	Jun. 30, 2020 CNY (¥)	Jun. 30, 2022 USD ($) Y	Jun. 30, 2021 USD ($) Y shares	Jun. 14, 2021 Y shares	Jun. 30, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Number of offerings | item	2	2
Number of warrants to purchase ordinary shares | shares		911,112									1,680,000
Exercise price of warrants (in dollars per share) | $ / shares	$ 1.25	$ 2.25									$ 1.25
Fair value of warrants | $		$ 1,689,389						$ 27,030,000	$ 34,860,000		$ 1,639,333
Fair value of the warrant liability				¥ 16,677,328		¥ 190,635,850		$ 2,490,000	$ 29,520,000
Fair value changes of warrants liability				¥ (174,485,575)	$ (26,051,481)	¥ (35,365,792)	¥ 0
Class A ordinary shares
Class of Warrant or Right [Line Items]
Number of warrants to purchase ordinary shares | shares	1,680,000	911,112				8,814,102			8,814,102	6,014,102
Fair value changes of warrants liability | $			$ 5,340,000
Risk-free interest rate
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input		0.40		3.00		0.95		3.00	0.95	0.90	0.35
Warrant life
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input | Y				4.46		5.46		4.46	5.46	5.50
Warrants and rights outstanding, term		5 years 6 months									5 years 6 months
Volatility
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input		99.50		109		111		109	111	111	104.26
Expected dividend yield
Class of Warrant or Right [Line Items]
Warrants outstanding, measurement input		0									0